Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock Common Class A Previously reported	Common Stock Common Class A Elimination of historical equity	Common Stock Common Class A Retroactive application of recapitalization	Common Stock Common Class A	Additional Paid - In Capital Previously reported	Additional Paid - In Capital	Retained Earnings (Deficit) Previously reported	Retained Earnings (Deficit)	Previously reported	Total
Beginning Balance at Dec. 31, 2021					$ 2,010	$ 2,010	$ 2,427	$ 2,427	$ 4,437	$ 4,437
Beginning Balance (in shares) at Dec. 31, 2021	514,946	(514,946)	5,292,384	5,292,384
Net (loss)								(13,290)		(13,290)
Share-based compensation						644				644
Ending Balance at Dec. 31, 2022						2,654		(10,863)		(8,209)
Ending Balance (in shares) at Dec. 31, 2022				514,946
Net (loss)								(2,907)		(2,907)
Share-based compensation						87				87
Ending Balance at Mar. 31, 2023						2,741		(13,770)		(11,029)
Ending Balance (in shares) at Mar. 31, 2023				514,946
Beginning Balance at Dec. 31, 2022						2,654		(10,863)		(8,209)
Beginning Balance (in shares) at Dec. 31, 2022				514,946
Net (loss)								(22,268)		(22,268)
Financing transaction shares						4,641				4,641
Financing transaction shares (in shares)				680,500
Conversion of convertible debt						2,054				2,054
Conversion of convertible debt (in shares)				550,486
Conversion of legacy SMAP promissory note						18,501				18,501
Conversion of legacy SMAP promissory note (in shares)				1,459,700
Issuance of common stock (in shares)				282,074
Merger recapitalization (Note 3)				$ 1		(1,454)				(1,453)
Merger recapitalization (Note 3) (in shares)				3,691,679
Deferred transaction costs						(7,595)				(7,595)
Share-based compensation						14,061				14,061
Ending Balance at Dec. 31, 2023				$ 1		32,862		(33,131)		(268)
Ending Balance (in shares) at Dec. 31, 2023				11,956,823
Net (loss)								(3,922)		(3,922)
Financing transaction shares						876				876
Financing transaction shares (in shares)				387,560
Conversion of convertible debt						4,475				4,475
Conversion of convertible debt (in shares)				540,897
Conversion of legacy SMAP promissory note						200				200
Conversion of legacy SMAP promissory note (in shares)				41,016
Ending Balance at Mar. 31, 2024				$ 1		$ 38,413		$ (37,053)		$ 1,361
Ending Balance (in shares) at Mar. 31, 2024				12,926,296